Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 180	€ 168
Sale	14	3
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,469	859
Sale	122	79
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	172	394
Sale
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,310	€ 1,824
Sale